Cover	Mar. 03, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2025
Entity File Number	001-41304
Entity Registrant Name	Valuence Merger Corp. I
Entity Central Index Key	0001892747
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4 Orinda Way
Entity Address, Address Line Two	Suite 100D
Entity Address, City or Town	Orinda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94563
City Area Code	(415)
Local Phone Number	340-0222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	VMCAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001
Title of 12(b) Security	Class A ordinary shares, par value $0.0001
Trading Symbol	VMCA
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	VMCAW
Security Exchange Name	NASDAQ